WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 43.6%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.8%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,370,000	$2,508,137	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,610,000	1,284,946	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	3,310,000	2,160,819	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,670,000	1,095,136	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	2,820,000	2,824,230	(a)

Total Diversified Telecommunication Services				9,873,268

Entertainment - 0.4%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	1,478,771	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,140,000	783,155	(a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	710,000	727,084	(a)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	1,670,000	1,571,765	(a)

Total Entertainment				4,560,775

Interactive Media & Services - 0.2%
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	2,350,000	2,049,725	(a)

Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	3,560,000	2,788,861	(a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	5.125%	8/15/27	3,190,000	2,959,785	(a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	1,830,000	1,780,954	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	907,000	846,142	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,180,000	3,941,174
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	370,000	291,656	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	1,320,456	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	1

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	2,380,000	$2,401,175	(a)
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	500,000	423,006
McClatchy Co. LLC, Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	7/15/27	1,500,240	1,644,638	(a)(b)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,209,691

Total Media				19,607,538

Wireless Telecommunication Services - 1.2%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,650,000	1,267,425	(a)
CSC Holdings LLC, Senior Notes	7.500%	4/1/28	940,000	509,386	(a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	2,710,000	2,399,729	(a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	7,950,000	7,067,947	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,000,000	746,740	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	200,000	127,228	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,044,000	983,492	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	962,068	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,470,000	1,228,212	(a)

Total Wireless Telecommunication Services				15,292,227

TOTAL COMMUNICATION SERVICES				51,383,533

CONSUMER DISCRETIONARY - 9.3%
Automobile Components - 0.3%
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,320,000	1,350,385	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,760,000	1,779,714	(a)

Total Automobile Components				3,130,099

Automobiles - 1.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	4,310,000	3,473,002
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,370,000	1,157,527
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	5,635,000	4,942,008	(a)

See Notes to Schedule of Investments.

2	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,804,000		$4,871,412	(a)
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	3,866,000		3,787,999	(a)

Total Automobiles					18,231,948

Broadline Retail - 0.7%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,560,000		2,101,681
Prosus NV, Senior Notes	3.061%	7/13/31	3,010,000		2,413,654	(a)
QVC Inc., Senior Secured Notes	4.450%	2/15/25	4,300,000		4,180,289

Total Broadline Retail					8,695,624

Distributors - 0.6%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	5,203,050		5,409,715	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,758,832		1,965,495	(a)(b)

Total Distributors					7,375,210

Diversified Consumer Services - 0.4%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,700,000		1,500,398	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	1,650,000	GBP	2,076,005	(c)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,770,000		742,063	(a)

Total Diversified Consumer Services					4,318,466

Hotels, Restaurants & Leisure - 4.2%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	3,000,000		2,957,785	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	3,330,000		3,252,216	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	170,000		184,730	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	660,000		603,897	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,870,000		2,028,748	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,800,000		3,629,672	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	3,450,000		3,418,913
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,880,000		1,832,458	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		1,047,048	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	3

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,440,000		$1,410,768	(a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	3,786,000		3,599,388	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	2,980,000		2,921,982	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	980,000		1,021,370	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	1,800,000		1,729,664	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	2,380,000		2,336,285	(a)
Royal Caribbean Cruises Ltd., Senior Notes	9.250%	1/15/29	1,010,000		1,079,340	(a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	850,000		838,497	(a)
Royal Caribbean Cruises Ltd., Senior Secured Notes	8.250%	1/15/29	710,000		749,606	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000	GBP	1,366,383	(c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000		593,758
Sands China Ltd., Senior Notes	2.300%	3/8/27	450,000		404,936
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000		968,873
Sands China Ltd., Senior Notes	2.850%	3/8/29	730,000		627,754
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000		171,788
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	850,000		824,798	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	3,220,000		3,456,087	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	190,000		181,335	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000	GBP	2,666,017	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,410,000		2,394,763	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	2,740,000		2,780,914	(a)

Total Hotels, Restaurants & Leisure					51,079,773

Household Durables - 0.5%
Newell Brands Inc., Senior Notes	5.700%	4/1/26	3,700,000		3,644,126
TopBuild Corp., Senior Notes	3.625%	3/15/29	1,890,000		1,698,485	(a)
TopBuild Corp., Senior Notes	4.125%	2/15/32	170,000		147,337	(a)

Total Household Durables					5,489,948

See Notes to Schedule of Investments.

4	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.1%
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	430,000		$413,942
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	700,000		700,013	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	1,089,275	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,190,000		2,065,987	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	2,910,000		2,331,451	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	140,000		130,061	(a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	4,460,000		4,214,982	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,720,000		1,457,729	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,040,000		1,006,365

Total Specialty Retail					13,409,805

TOTAL CONSUMER DISCRETIONARY					111,730,873

CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	1,180,000		1,147,039	(a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	2,620,000		2,475,691	(a)

TOTAL CONSUMER STAPLES					3,622,730

ENERGY - 9.7%
Energy Equipment & Services - 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	1,260,000		1,299,308	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,900,000		1,799,764	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	5,080,000		3,164,301	(a)

Total Energy Equipment & Services					6,263,373

Oil, Gas & Consumable Fuels - 9.2%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	6,340,000		6,289,983	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,600,000		2,613,644	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,830,000		2,831,299	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,340,000		1,416,869	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	5

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	1,310,000	$1,315,856	(a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	3,060,000	2,976,681
Energy Transfer LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.290%)	9.597%	5/16/24	890,000	891,195	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,873,000	1,802,977	(d)(e)
Energy Transfer LP, Senior Notes	5.350%	5/15/45	460,000	404,066
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,330,000	1,395,657	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,800,000	1,646,159	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	1,730,000	1,671,778	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	1,520,000	1,631,747	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,460,000	1,441,824	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	1,330,000	1,395,432	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,470,000	1,411,735	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	880,000	887,391	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	420,000	406,741	(a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,632,833	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,230,000	1,219,090
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	3,560,000	3,729,680
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	2,715,000	2,803,759
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	5,420,000	6,140,311
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	540,000	389,051
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	2,010,000	2,025,075	(a)

See Notes to Schedule of Investments.

6	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	4,060,000	$3,948,853	(a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	2,060,000	2,279,726	(a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	980,000	999,673	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,295,268
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,300,000	1,421,510	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.679%	5/31/24	2,230,000	2,215,945	(d)(e)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	2,030,000	2,055,923	(a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,350,000	1,262,297	(a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	4,955,000	5,167,064
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,620,000	1,493,045	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	740,000	759,645	(a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.079%	12/15/28	5,970,000	5,926,569	(a)(e)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	3,060,000	3,161,800
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	3,480,000	3,136,422
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	1,200,000	1,226,210	(a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	1,073,566	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	580,000	512,901	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	3,120,000	3,087,108	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	1,060,000	925,897	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,210,000	994,413	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	7

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	1,590,000		$1,632,727	(a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,840,000		3,032,359	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,700,000		3,249,162
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,800,000		3,180,732
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000		630,962
YPF SA, Senior Notes	8.500%	7/28/25	2,860,000		2,787,375	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,510,000		1,370,232	(a)

Total Oil, Gas & Consumable Fuels					110,198,217

TOTAL ENERGY					116,461,590

FINANCIALS - 6.2%
Banks - 3.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000		2,719,413	(a)(d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	2,610,000		2,630,382	(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	450,000		464,418	(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	990,000		991,623	(d)(e)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,960,000		1,876,271	(d)(e)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	3,760,279	(c)(d)(e)

See Notes to Schedule of Investments.

8	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.875% to 12/29/29 then EUR 5 year Swap Rate + 3.717%)	4.875%	6/29/29	1,200,000	EUR	$1,192,465	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,900,000		3,958,851	(a)(d)(e)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	5,460,000		5,868,595	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	710,000		699,853	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		1,041,913	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,620,000		1,603,894	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	2,030,000	GBP	2,561,952	(d)(e)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	4,868,169	(d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,520,000		1,566,821	(e)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	2,070,000		1,905,231	(a)(e)
UniCredit SpA, Subordinated Notes
(7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	790,000		796,983	(a)(e)

Total Banks					38,507,113

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	9

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 0.8%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,390,000	$1,195,299	(a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	618,700	*(f)
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	1,250,000	1,254,177	(d)(e)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	1,490,000	1,508,066	(a)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	3,200,000	3,233,331	(a)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity \Rate + 4.745%)	9.250%	11/13/28	1,720,000	1,839,934	(a)(d)(e)

Total Capital Markets				9,649,507

Consumer Finance - 0.2%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000	1,892,254	(a)

Financial Services - 1.7%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	2,900,000	2,995,155	(a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	410,000	394,874	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	2,560,000	2,669,846	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,889,758	3,683,356	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	400,000	364,144	(a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,290,000	2,305,775	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,700,000	1,714,249	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	4,560,000	4,021,652	(a)

See Notes to Schedule of Investments.

10	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000	$791,784
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	2,460,000	2,190,218	(a)

Total Financial Services				21,131,053

Insurance - 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,654,000	1,654,266	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	1,160,000	1,036,191	(a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,250,000	1,234,684	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				2,270,875

TOTAL FINANCIALS				75,105,068

HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	3,170,000	2,953,913	(a)

Health Care Providers & Services - 1.8%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	2,780,000	2,310,875	(a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	3,910,000	2,768,251	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	4,470,000	4,097,454	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	2,960,000	2,585,666	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	680,000	697,017	(a)
HCA Inc., Senior Notes	7.500%	11/6/33	1,230,000	1,344,481
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	3,690,000	3,847,003	(a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	1,560,000	1,551,971	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	11

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	2,046,000		$1,834,198	(a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000		534,275	(a)

Total Health Care Providers & Services					21,571,191

Health Care Technology - 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	1,030,000		928,212	(a)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	490,000		360,661	(a)

Total Health Care Technology					1,288,873

Pharmaceuticals - 1.2%
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,200,000		1,118,939	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,090,000		799,455	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	2,029,633	(a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,480,000		1,505,630	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	1,270,693	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,510,000		1,400,236
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,770,000		2,652,561
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	1,180,000		1,118,653
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	3,470,000		2,316,411

Total Pharmaceuticals					14,212,211

TOTAL HEALTH CARE					40,026,188

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Bombardier Inc., Senior Notes	7.875%	4/15/27	2,482,000		2,468,083	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	1,410,000		1,438,657	(a)

See Notes to Schedule of Investments.

12	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	4,160,000	$4,158,128	(a)
Triumph Group Inc., Senior Secured Notes	9.000%	3/15/28	2,818,000	2,921,434	(a)

Total Aerospace & Defense				10,986,302

Air Freight & Logistics - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	1,280,000	1,176,392	(a)

Building Products - 0.3%
Advanced Drainage Systems Inc., Senior Notes	5.000%	9/30/27	330,000	319,904	(a)
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	1,880,000	1,870,744	(a)
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,300,000	1,133,382	(a)

Total Building Products				3,324,030

Commercial Services & Supplies - 1.4%
Clean Harbors Inc., Senior Notes	5.125%	7/15/29	1,350,000	1,287,665	(a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	3,110,000	2,901,678
CoreCivic Inc., Senior Notes	8.250%	4/15/29	990,000	1,023,794
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,430,000	2,506,850	(a)
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,660,000	1,681,645	(a)
GFL Environmental Inc., Senior Notes	4.750%	6/15/29	2,200,000	2,031,975	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,170,000	1,140,607	(a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,810,000	1,826,894	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	1,140,000	1,127,887	(a)
PECF USS Intermediate Holding III Corp., Senior Notes	8.000%	11/15/29	2,578,000	1,130,479	(a)

Total Commercial Services & Supplies				16,659,474

Construction & Engineering - 0.4%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	233,550
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,140,000	1,163,404	(a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,940,000	3,015,571	(a)

Total Construction & Engineering				4,412,525

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	13

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ground Transportation - 0.3%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,720,000	$1,530,821	(a)
XPO Inc., Senior Notes	7.125%	2/1/32	1,050,000	1,057,074	(a)
XPO Inc., Senior Secured Notes	6.250%	6/1/28	1,440,000	1,437,313	(a)

Total Ground Transportation				4,025,208

Machinery - 0.8%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	1,006,000	956,847
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	3,033,000	2,935,109
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	2,060,000	1,972,715	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	4,160,000	3,856,477	(a)

Total Machinery				9,721,148

Marine Transportation - 0.2%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	1,710,000	1,712,997	(a)

Passenger Airlines - 1.0%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,870,000	1,775,504	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,025,325	1,011,203
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,090,000	1,097,293	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,620,000	1,688,521	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,280,000	1,237,200	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,461,999	1,142,943	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,772,000	2,948,826	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	423,360	413,622
US Airways Pass-Through Trust	3.950%	11/15/25	328,001	318,910

Total Passenger Airlines				11,634,022

Professional Services - 0.2%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	930,000	1,015,574	(a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	1,900,000	1,673,396	(a)

Total Professional Services				2,688,970

See Notes to Schedule of Investments.

14	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - 0.2%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	730,000		$722,135	(e)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,340,000		1,187,204	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000		960,234

Total Trading Companies & Distributors					2,869,573

Transportation Infrastructure - 0.4%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	2,640,000	GBP	3,187,052	(c)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	2,080,000		2,079,438	(a)

Total Transportation Infrastructure					5,266,490

TOTAL INDUSTRIALS					74,477,131

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,260,000		1,127,700	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,220,000		854,000	(a)

Total Communications Equipment					1,981,700

Electronic Equipment, Instruments & Components - 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	1,760,000		1,792,858	(a)

Software - 0.4%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	1,750,000		1,770,353	(a)
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	760,000		668,433
Gen Digital Inc., Senior Notes	7.125%	9/30/30	2,500,000		2,527,667	(a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	304,200		144,845	(a)

Total Software					5,111,298

Technology Hardware, Storage & Peripherals - 0.1%
Vericast Corp., Secured Notes	12.500%	12/15/27	750,000		858,611	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	800,000		860,000	(a)

Total Technology Hardware, Storage & Peripherals					1,718,611

TOTAL INFORMATION TECHNOLOGY					10,604,467

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	15

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 2.0%
Chemicals - 0.5%
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	1,950,000	$1,937,382	(a)
OCP SA, Senior Notes	6.750%	5/2/34	2,910,000	2,869,813	(a)(g)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	990,000	823,740

Total Chemicals				5,630,935

Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,650,000	2,792,844	(a)

Containers & Packaging - 0.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,500,000	371,440	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	2,020,000	1,960,284	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,270,000	649,021	(a)

Total Containers & Packaging				2,980,745

Metals & Mining - 0.9%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,890,000	2,989,488	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	4,560,000	4,390,895	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	680,000	623,983
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000	1,077,992	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,590,000	1,635,713

Total Metals & Mining				10,718,071

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	290,000	287,174
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,260,000	1,818,399

Total Paper & Forest Products				2,105,573

TOTAL MATERIALS				24,228,168

See Notes to Schedule of Investments.

16	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.6%
Diversified REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,360,000	$1,240,343
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,760,000	1,441,431

Total Diversified REITs				2,681,774

Hotel & Resort REITs - 0.1%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,300,000	1,227,946
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	380,000	399,412	(a)

Total Hotel & Resort REITs				1,627,358

Real Estate Management & Development - 0.3%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,040,000	69,451	*(c)(h)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	1,740,000	1,806,787	(a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/24 then 11.000%)	10.500%	1/15/28	1,130,576	1,154,510	(a)

Total Real Estate Management & Development				3,030,748

TOTAL REAL ESTATE				7,339,880

UTILITIES - 0.9%
Electric Utilities - 0.4%
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,850,000	2,737,410	(d)(e)
FirstEnergy Corp., Senior Notes	2.650%	3/1/30	890,000	750,972
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,720,000	1,714,001	(a)

Total Electric Utilities				5,202,383

Independent Power and Renewable Electricity Producers - 0.5%
TransAlta Corp., Senior Notes	7.750%	11/15/29	1,600,000	1,639,275
TransAlta Corp., Senior Notes	6.500%	3/15/40	3,880,000	3,762,227

Total Independent Power and Renewable Electricity Producers				5,401,502

TOTAL UTILITIES				10,603,885

TOTAL CORPORATE BONDS & NOTES (Cost - $551,325,471)				525,583,513

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	17

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 20.5%
COMMUNICATION SERVICES - 1.4%
Entertainment - 0.4%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	10.959%	2/10/27	3,623,821	$3,256,909	(e)(i)(j)
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	1,813,722	1,819,907	(e)(i)(j)

Total Entertainment				5,076,816

Media - 1.0%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	10.802%	5/18/29	2,679,200	2,639,012	(e)(i)(j)
Gray Television Inc., Term Loan D (1 mo. Term SOFR + 3.114%)	8.442%	12/1/28	2,227,041	2,099,743	(e)(i)(j)
Learfield Communications LLC, 2023 Term Loan (1 mo. Term SOFR + 5.500%)	10.816%	6/30/28	3,307,016	3,328,363	(e)(i)(j)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	9.566%	5/3/28	2,563,543	2,558,300	(e)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.350%)	8.656%	3/31/31	1,410,000	1,387,384	(e)(i)(j)

Total Media				12,012,802

TOTAL COMMUNICATION SERVICES				17,089,618

CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 0.3%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.316%	5/6/30	1,655,850	1,663,616	(e)(i)(j)
First Brands Group LLC, 2021 First Lien Term Loan	—	3/30/27	220,000	210,870	(k)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	10.591%	3/30/27	1,653,567	1,588,797	(e)(i)(j)

Total Automobile Components				3,463,283

See Notes to Schedule of Investments.

18	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Broadline Retail - 0.2%
Peer Holding III BV, Term Loan Facility B4 (3 mo. Term SOFR + 3.250%)	8.559%	10/28/30	1,860,000	$1,868,909	(e)(i)(j)
Prime Security Services Borrower LLC, 2024 Refinancing Term Loan B1 (3 mo. Term SOFR + 2.250%)	7.579%	10/13/30	1,236,900	1,240,821	(e)(i)(j)

Total Broadline Retail				3,109,730

Diversified Consumer Services - 0.2%
Adtalem Global Education Inc., 2024 Repricing Term Loan (1 mo. Term SOFR + 3.500%)	8.816%	8/11/28	334,501	335,588	(e)(i)(j)
Lakeshore Learning Materials, Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.930%	9/29/28	2,609,925	2,620,534	(e)(i)(j)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.930%	4/13/28	330,000	150,822	(e)(i)(j)

Total Diversified Consumer Services				3,106,944

Hotels, Restaurants & Leisure - 1.5%
1011778 BC Unlimited Liability Co., Term Loan B5 (1 mo. Term SOFR + 2.250%)	7.566%	9/20/30	1,735,650	1,740,449	(e)(i)(j)
1011778 BC Unlimited Liability Co., Term Loan B5	—	9/20/30	300,000	300,829	(k)
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.577%	8/17/28	3,744,457	3,765,520	(e)(i)(j)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.066%	2/6/31	2,310,000	2,316,064	(e)(i)(j)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.666%	2/6/30	831,600	834,357	(e)(i)(j)
Carnival Corp., 2027 Term Loan (1 mo. Term SOFR + 2.750%)	8.067%	8/8/27	679,107	683,457	(e)(i)(j)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.559%	11/25/30	3,002,475	3,011,587	(e)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	19

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Four Seasons Hotels Ltd., 2024 Repricing Term Loan (1 mo. Term SOFR + 2.000%)	7.316%	11/30/29	1,885,227	$1,892,165	(e)(i)(j)
Station Casinos LLC, Term Loan Facility B	—	3/14/31	3,060,000	3,063,963	(k)

Total Hotels, Restaurants & Leisure				17,608,391

Household Durables - 0.3%
Osmosis Buyer Ltd., 2023 Incremental Term Loan B (1 mo. Term
SOFR + 4.250%)	9.566-9.574%	7/31/28	3,230,000	3,250,188	(e)(i)(j)

Leisure Products - 0.3%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.350%)	8.673%	2/7/29	3,831,750	3,788,662	(e)(i)(j)

Specialty Retail - 0.7%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.180%	10/19/27	3,393,769	3,401,049	(e)(i)(j)
Lids Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.650%)	10.980%	12/14/26	2,816,888	2,809,845	(e)(i)(j)(l)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 4.512%)	9.821%	4/15/28	318,363	297,633	(e)(i)(j)
PECF USS Intermediate Holding III Corp., Initial Term Loan (3 mo. Term SOFR + 4.250%)	9.580%	12/15/28	2,297,125	1,573,531	(e)(i)(j)

Total Specialty Retail				8,082,058

Textiles, Apparel & Luxury Goods - 0.1%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan (1 mo. Term SOFR + 3.364%)	8.680%	11/24/28	785,577	785,702	(e)(i)(j)

TOTAL CONSUMER DISCRETIONARY				43,194,958

CONSUMER STAPLES - 0.5%
Beverages - 0.5%
Triton Water Holdings Inc., 2024 Incremental Term Loan (3 mo. Term SOFR + 4.000%)	9.302%	3/31/28	1,985,025	1,990,980	(e)(i)(j)
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.814%	3/31/28	3,432,934	3,423,700	(e)(i)(j)

Total Beverages				5,414,680

See Notes to Schedule of Investments.

20	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Staples Distribution & Retail - 0.0%††
Froneri Lux Finco Sarl, Term Loan Facility B1 (6 mo. EURIBOR + 2.125%)	5.991%	1/29/27	470,000	EUR	$500,681	(e)(i)(j)

Food Products - 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.864%)	13.180%	10/1/26	260,000		237,575	(e)(i)(j)

Household Products - 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.680%	12/23/28	636,173		266,130	(e)(i)(j)

TOTAL CONSUMER STAPLES					6,419,066

FINANCIALS - 4.6%
Banks - 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.930%	8/2/28	2,248,925		2,250,331	(e)(i)(j)

Capital Markets - 1.0%
Advisor Group Holdings Inc., Term Loan	—	8/17/28	950,000		956,906	(k)
Advisor Group Holdings Inc., Term LoanB2(1mo. Term SOFR+ 4.500%)	9.816%	8/17/28	1,675,800		1,687,983	(e)(i)(j)
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.952%	11/12/27	3,338,185		3,158,774	(e)(i)(j)
Focus Financial Partners LLC, First Lien Term Loan B4 (1 mo. Term SOFR + 2.500%)	7.816%	6/30/28	2,130,776		2,131,916	(e)(i)(j)
Focus Financial Partners LLC, Term LoanB7(1mo. Term SOFR+ 2.750%)	8.066%	6/30/28	2,355,706		2,358,780	(e)(i)(j)
Jump Financial LLC, Term Loan (3 mo. Term SOFR + 4.762%)	10.071%	8/7/28	1,720,895		1,714,442	(e)(i)(j)(l)

Total Capital Markets					12,008,801

Consumer Finance - 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.316%	3/12/29	1,550,000		1,558,308	(e)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	21

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 1.5%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.309%	1/31/31	1,350,000	$1,356,332	(e)(i)(j)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.566%	7/29/30	160,623	161,126	(e)(i)(j)
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.150%)	10.476%	2/20/29	2,115,323	2,110,034	(e)(i)(j)(l)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.321%	4/7/28	1,180,000	1,182,950	(e)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.059%	4/9/27	365,750	365,911	(e)(i)(j)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	10.588%	6/16/28	2,253,600	2,247,966	(e)(i)(j)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.433%	3/20/28	3,553,840	3,548,652	(e)(i)(j)
Jane Street Group LLC, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.930%	1/26/28	3,708,902	3,716,282	(e)(i)(j)
Nexus Buyer LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 4.500%)	9.816%	12/11/28	3,720,000	3,707,594	(e)(i)(j)

Total Financial Services				18,396,847

Insurance - 1.7%
Accession Risk Management Group Inc., 2022 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 5.650%)	10.952-10.993%	11/1/29	274,415	275,101	(e)(i)(j)(l)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan (3 mo. Term SOFR + 6.000%)	11.330%	10/30/26	787,586	795,462	(e)(i)(j)(l)(m)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2	11.302-11.343%	10/30/26	620,221	626,423	(e)(i)(j)(l)
Accession Risk Management Group Inc., Term Loan (3 mo. Term SOFR + 5.650%)	10.952-10.993%	11/1/29	517,754	519,048	(e)(i)(j)(l)
Accession Risk Management Group Inc., Term Loan B (3 mo. Term SOFR + 5.650%)	10.952-10.993%	11/1/29	187,775	188,245	(e)(i)(j)(l)

See Notes to Schedule of Investments.

22	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Accession Risk Management Group Inc., Term Loan C (3 mo. Term SOFR + 5.650%)	10.952-10.993%	11/1/29	374,520	$375,456	(e)(i)(j)(l)
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.930%	2/15/27	508,800	509,169	(e)(i)(j)
Acrisure LLC, 2021-2 First Lien Additional Term Loan (1 mo. USD LIBOR + 4.250%)	9.680%	2/15/27	1,622,650	1,630,090	(e)(i)(j)
Acrisure LLC, 2023 Term Loan B (1 mo. Term SOFR + 4.500%)	9.816%	11/6/30	2,267,143	2,279,907	(e)(i)(j)
AssuredPartners Inc., 2024 Term Loan (1 mo. Term SOFR + 3.500%)	8.816%	2/14/31	3,220,000	3,237,742	(e)(i)(j)
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	10.680%	1/20/29	3,890,000	3,518,019	(e)(i)(j)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.680%	7/31/27	1,552,000	1,511,477	(e)(i)(j)
HIG Finance 2 Ltd., 2023 Term Loan (1 mo. Term SOFR + 4.000%)	9.316%	4/18/30	455,400	458,151	(e)(i)(j)
Sedgwick Claims Management Services Inc., 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.066%	2/24/28	1,901,823	1,911,817	(e)(i)(j)
Truist Insurance Holdings LLC, Term Loan B	—	3/24/31	2,190,000	2,197,194	(k)

Total Insurance				20,033,301

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.180%	5/15/26	790,188	782,429	(e)(i)(j)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. Term SOFR + 3.614%)	8.930%	3/11/28	839,581	818,591	(e)(i)(j)(l)

Total Mortgage Real Estate Investment Trusts (REITs)				1,601,020

TOTAL FINANCIALS				55,848,608

HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Term Loan B (1 mo. Term SOFR + 2.750%)	8.068%	10/23/28	1,140,000	1,144,298	(e)(i)(j)

Health Care Providers & Services - 1.4%
Eyecare Partners LLC, Amendment No. 1 Term Loan (3 mo. Term SOFR + 4.012%)	9.324%	11/15/28	1,842,400	993,173	(e)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	23

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.012%)	9.324%	2/18/27	818,348	$387,897	(e)(i)(j)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. Term SOFR + 7.012%)	12.324%	11/15/29	1,740,000	492,994	(e)(i)(j)
LifePoint Health Inc., 2024 Repricing Term Loan B (2 mo. Term SOFR + 4.750%)	10.056%	11/16/28	4,246,267	4,268,942	(e)(i)(j)
Option Care Health Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	8.180%	10/27/28	2,802,779	2,814,691	(e)(i)(j)
PDS Holdco Inc., Delayed Draw Term Loan (3 mo. Term SOFR + 4.762%)	10.105%	8/18/28	450,179	282,346	(e)(i)(j)
PDS Holdco Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.762%)	10.105%	8/18/28	4,388,975	2,752,699	(e)(i)(j)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.566%	2/21/31	3,265,053	3,245,920	(e)(i)(j)
Sotera Health Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.067%	12/11/26	1,717,025	1,724,546	(e)(i)(j)

Total Health Care Providers & Services				16,963,208

Health Care Technology - 0.3%
Cotiviti Holdings Inc., Term Loan	—	2/21/31	2,180,000	2,184,534	(k)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.855%	9/1/28	1,895,420	1,761,016	(e)(i)(j)

Total Health Care Technology				3,945,550

Life Sciences Tools & Services - 0.1%
Precision Medicine Group LLC, Initial Term Loan (3 mo. Term SOFR + 3.100%)	8.402%	11/18/27	1,163,031	1,152,494	(e)(i)(j)

Pharmaceuticals - 0.5%
Agiliti Health Inc., 2023 Term Loan B (3 mo. Term SOFR + 3.000%)	8.302%	5/1/30	1,691,500	1,693,623	(e)(i)(j)

See Notes to Schedule of Investments.

24	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Endo Luxembourg Finance Co. I Sarl, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.826%	4/9/31	2,000,000	$1,997,250	(e)(i)(j)
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.409%	10/1/27	2,394,488	2,290,483	(e)(i)(j)

Total Pharmaceuticals				5,981,356

TOTAL HEALTH CARE				29,186,906

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.4%
Chromalloy Corp., Term Loan (3 mo. Term SOFR + 3.750%)	9.058%	3/21/31	970,000	976,062	(e)(i)(j)
Ovation Parent Inc., Initial Term Loan (2 mo. Term SOFR + 3.500%)	8.827%	4/21/31	2,250,000	2,261,261	(e)(i)(j)
Vertex Aerospace Services Corp., 2023 Term Loan (1 mo. Term SOFR + 3.350%)	8.666%	12/6/28	1,512,766	1,520,807	(e)(i)(j)

Total Aerospace & Defense				4,758,130

Air Freight & Logistics - 0.2%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.262%)	9.571%	7/26/28	2,782,617	2,755,570	(e)(i)(j)

Building Products - 0.4%
EMRLD Borrower LP, Initial Term Loan B (1 mo. Term SOFR + 2.500%)	7.816%	5/31/30	2,086,306	2,095,162	(e)(i)(j)
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	7.569%	3/19/29	2,695,000	2,700,781	(e)(i)(j)

Total Building Products				4,795,943

Commercial Services & Supplies - 2.0%
Allied Universal Holdco LLC, Amendment No. 3 Term Loan (1 mo. Term SOFR + 4.750%)	10.066%	5/12/28	1,263,650	1,270,531	(e)(i)(j)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.166%	5/12/28	2,858,015	2,863,374	(e)(i)(j)
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	10.802%	1/31/31	2,640,000	2,625,150	(e)(i)(j)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.583%	2/1/29	1,842,942	1,853,125	(e)(i)(j)
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	10.569%	4/4/29	1,300,000	1,319,636	(e)(i)(j)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	25

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	9.680%	8/31/28	3,049,800	$3,053,612	(e)(i)(j)(l)
LTR Intermediate Holdings Inc., Initial Term Loan	—	5/5/28	620,000	594,812	(k)
Neptune Bidco Us Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	10.156%	10/11/28	3,108,600	2,912,370	(e)(i)(j)
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.993%	8/31/28	2,384,136	2,384,136	(e)(i)(j)(l)
Verscend Holding Corp., New Term Loan B (PRIME + 3.000%)	11.500%	8/27/25	4,845,851	4,851,908	(e)(i)(j)

Total Commercial Services & Supplies				23,728,654

Construction & Engineering - 0.5%
Aretec Group Inc., Term Loan B1 (1 mo. Term SOFR + 4.600%)	9.916%	8/9/30	1,462,632	1,472,029	(e)(i)(j)
Brown Group Holding LLC, Incremental Term Facility B2	8.316-8.343%	7/2/29	327,512	328,418	(e)(i)(j)
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.166%	6/7/28	3,994,633	4,002,382	(e)(i)(j)

Total Construction & Engineering				5,802,829

Ground Transportation - 0.2%
Genesee & Wyoming Inc., Initial Term Loan B	—	4/10/31	2,760,000	2,764,099	(k)

Machinery - 0.1%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.600%)	9.916%	4/5/29	1,680,658	1,692,414	(e)(i)(j)

Passenger Airlines - 0.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.075%	10/20/27	519,423	536,357	(e)(i)(j)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.076%	2/24/31	2,730,000	2,744,933	(e)(i)(j)

Total Passenger Airlines				3,281,290

Professional Services - 0.3%
Ryan LLC, Delayed Draw Term Loan	—	11/14/30	280,000	282,275	(m)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 4.500%)	9.816%	11/14/30	2,620,000	2,641,287	(e)(i)(j)

Total Professional Services				2,923,562

TOTAL INDUSTRIALS				52,502,491

See Notes to Schedule of Investments.

26	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.0%††
Global Tel Link Corp., First Lien Term Loan (1 mo. Term SOFR + 4.350%)	9.666%	11/29/25	209,186	$205,852	(e)(i)(j)

Electronic Equipment, Instruments & Components - 0.1%
Lorca Finco PLC, USD Term Loan	—	4/17/31	590,000	594,425	(k)(l)

IT Services - 1.3%
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 4.114%)	9.430%	1/29/27	1,821,554	1,828,012	(e)(i)(j)
Amentum Government Services Holdings LLC, Term Loan 3 (1 mo. Term SOFR + 4.000%)	9.315%	2/15/29	5,099,175	5,117,226	(e)(i)(j)
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 3.500%)	8.816%	10/30/30	1,080,000	1,086,750	(e)(i)(j)(l)
Project Alpha Intermediate Holding Inc., Initial Term Loan (3 mo. Term SOFR + 4.750%)	10.080%	10/28/30	1,990,000	1,999,821	(e)(i)(j)
Redstone Holdco 2 LP, First Lien Initial Term Loan (1 mo. Term SOFR + 4.864%)	10.180%	4/27/28	2,293,246	1,804,979	(e)(i)(j)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.938%	11/20/28	3,870,900	3,874,132	(e)(i)(j)

Total IT Services				15,710,920

Software - 2.0%
Cloudera Inc., Second Lien Term Loan (1 mo. Term SOFR + 6.100%)	11.416%	10/8/29	520,000	501,150	(e)(i)(j)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.166%	10/8/28	5,007,859	4,990,107	(e)(i)(j)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.316%	10/16/26	4,324,877	4,319,514	(e)(i)(j)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	12.316%	2/19/29	1,580,000	1,432,373	(e)(i)(j)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%)	10.591%	7/27/28	1,627,149	830,350	(e)(i)(j)
Modena Buyer LLC, Term Loan	—	4/18/31	3,890,000	3,810,994	(k)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.902%	2/10/27	443,361	442,253	(e)(i)(j)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	27

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.902%	2/10/27	1,703,590	$1,699,331	(e)(i)(j)(l)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.166%	2/1/28	1,718,315	1,721,072	(e)(i)(j)
Peraton Corp., Second Lien Term Loan B1 (1 mo. Term SOFR + 7.850%)	13.176%	2/1/29	1,072,584	1,080,741	(e)(i)(j)
Planview Parent Inc., First Lien Closing Date Term Loan (3 mo. Term SOFR + 4.262%)	9.564%	12/17/27	2,998,013	2,999,886	(e)(i)(j)

Total Software				23,827,771

TOTAL INFORMATION TECHNOLOGY				40,338,968

MATERIALS - 0.1%
Metals & Mining - 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	1,373,006	1,230,486	(f)(i)(j)(l)

SOVEREIGN BONDS - 0.1%
Tanzania - 0.1%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	10.764%	4/29/31	1,540,000	1,540,000	(e)(f)(i)(j)

TOTAL SENIOR LOANS (Cost - $252,739,259)				247,351,101

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - 17.7%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	7.155%	9/15/34	2,100,000	1,918,379	(a)(e)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	6.875%	7/25/36	222,875	171,318	(e)
Angel Oak Mortgage Trust, 2022-3 A3	4.136%	1/25/67	1,093,967	975,784	(a)(e)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.818%	8/10/45	462,477	83,251	(a)(e)
Banc of America Funding Corp., 2015-R3 1A2	2.109%	3/27/36	2,765,766	2,124,968	(a)(e)
BANK, 2017-BNK7 A5	3.435%	9/15/60	640,000	594,574
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	575,356
BANK, 2022-BNK44 D	4.000%	11/15/32	1,240,000	849,373	(a)(e)

See Notes to Schedule of Investments.

28	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	$782,071	(a)
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	870,000	803,152	(e)
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.151%	5/15/52	18,107,741	623,819	(e)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	2,571,000	2,069,620	(a)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.757%	2/15/39	2,900,000	2,821,365	(a)(e)
BRAVO Residential Funding Trust, 2022-R1 A, Step bond (3.125% to 1/29/25 then 6.125%)	3.125%	1/29/70	2,703,441	2,509,464	(a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	8.267%	4/15/34	1,950,000	1,933,864	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	1,280,000	1,070,570	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	3,335,000	2,721,572	(a)(e)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.427%	2/15/39	1,762,015	1,746,110	(a)(e)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.602%	6/15/40	660,000	663,137	(a)(e)
BX Commercial Mortgage Trust, 2023-VLT2 E (1 mo. Term SOFR + 5.871%)	11.192%	6/15/40	2,270,000	2,282,050	(a)(e)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.106%	5/15/37	1,700,000	1,690,695	(a)(e)
BX Trust, 2019-MMP A (1 mo. Term SOFR + 1.044%)	6.365%	8/15/36	3,552,224	3,486,673	(a)(e)
BX Trust, 2021-ARIA E (1 mo. Term SOFR + 2.359%)	7.680%	10/15/36	3,100,000	3,035,699	(a)(e)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	7.035%	2/15/36	2,390,000	2,345,494	(a)(e)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.372%	9/15/34	681,069	652,222	(a)(e)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.772%	8/15/39	723,148	727,195	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	29

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	8.011%	4/15/29	3,120,000	$3,124,621	(a)(e)
CAFL Issuer LLC, 2023-RTL1 A1	7.553%	12/28/30	2,210,000	2,203,951	(a)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	1,210,000	1,117,368
CFK Trust, 2020-MF2 E	3.573%	3/15/39	2,030,000	1,531,305	(a)(e)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. Term SOFR + 1.064%)	6.385%	11/15/36	1,200,000	1,197,241	(a)(e)
CIM Trust, 2023-R4 A1	5.000%	5/25/62	498,024	485,072	(a)(e)
Citigroup Commercial Mortgage Trust, 2014-GC23 C	4.537%	7/10/47	1,074,981	1,039,360	(e)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.514%	9/15/48	958,000	898,830	(e)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,500,000	1,314,076	(a)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	1.007%	9/15/50	20,912,828	458,351	(e)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	1,970,000	1,962,169	(a)(e)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	1,141,508	1,138,515	(a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.494%	8/15/48	1,470,000	1,245,749	(e)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,840,000	694,974	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	212,118	(a)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	2,900,000	2,490,190	(a)(e)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,025,065	(a)
Extended Stay America Trust, 2021- ESH E (1 mo. Term SOFR + 2.964%)	8.285%	7/15/38	1,535,950	1,536,273	(a)(e)
Extended Stay America Trust, 2021- ESH F (1 mo. Term SOFR + 3.814%)	9.135%	7/15/38	2,459,348	2,460,786	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.425%	6/25/30	1,489,355	94,598	(e)

See Notes to Schedule of Investments.

30	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.745%	1/25/50	2,620,000	$2,675,120	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	8.330%	12/25/50	3,000,000	3,234,127	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	10.080%	1/25/51	2,110,000	2,245,518	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.830%	10/25/33	2,280,000	2,530,575	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.380%	1/25/34	2,350,000	2,487,308	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.730%	10/25/41	860,000	888,738	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	10.080%	2/25/42	1,220,000	1,303,858	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	9.080%	2/25/42	1,670,000	1,755,994	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	1,896,528	1,807,751	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,462,429	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,570,000	2,302,722	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	31

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	$3,698,629	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,588,010	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	1,957,798	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	1,734,671	1,537,496	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	3.396%	11/25/57	3,756,982	1,257,294	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	2,560,000	2,361,979	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.121%	9/25/47	628,918	445,009	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.730%	8/25/33	660,000	725,513	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (30 Day Average SOFR + 4.264%)	9.594%	2/25/30	2,050,000	2,186,464	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	9.444%	5/25/30	2,440,000	2,664,532	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (30 Day Average SOFR + 3.664%)	8.994%	7/25/30	1,370,000	1,476,904	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (30 Day Average SOFR + 3.864%)	9.194%	10/25/30	1,660,000	1,804,272	(a)(e)

See Notes to Schedule of Investments.

32	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.545%	9/25/31	496,442	$531,375	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.545%	7/25/39	459,102	481,116	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (30 Day Average SOFR + 3.514%)	8.844%	10/25/39	2,627,686	2,716,450	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.430%	10/25/41	2,890,000	2,971,072	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	8.480%	12/25/41	670,000	691,636	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	10.880%	1/25/43	2,260,000	2,497,600	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	8.030%	1/25/44	3,090,000	3,122,297	(a)(e)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.164%	3/16/47	21,099	5	(e)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	611,454	6	(e)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.654%	3/15/41	1,240,000	1,236,719	(a)(e)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.068%	11/15/32	2,030,000	1,998,945	(a)(e)
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.297%)	9.618%	9/15/31	1,103,769	190,080	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	33

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. Term SOFR + 3.514%)	8.844%	12/15/36	3,740,000	$3,503,742	(a)(e)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.614%)	7.935%	5/15/26	1,300,000	688,275	(a)(e)
GS Mortgage Securities Corp. Trust, 2024-70P E	9.263%	3/10/41	1,830,000	1,819,654	(a)(e)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	2,680,000	2,381,972
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	2,520,000	2,042,629	(a)(e)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	500,753	427,603	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	5.831%	4/25/36	1,325,059	1,099,992	(a)(e)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	6.330%	6/20/35	1,640,673	1,484,155	(e)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	6.071%	8/25/35	45,672	41,633	(e)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.971%	11/25/36	1,090,821	897,971	(e)
IMPAC Secured Assets Trust, 2006-4 A2B (1 mo. Term SOFR + 0.454%)	5.771%	1/25/37	2	0	(e)(o)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-JP1 C	4.879%	1/15/49	330,000	289,548	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZM (1 mo. Term SOFR + 8.622%)	13.943%	6/15/35	2,750,000	275	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. Term SOFR + 3.139%)	8.463%	7/5/33	2,640,000	1,785,786	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. Term SOFR + 3.214%)	8.535%	9/15/29	2,340,000	1,355,457	(a)(e)

See Notes to Schedule of Investments.

34	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.700%	11/15/38	2,880,000	$2,758,690	(a)(e)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.744%	8/15/38	2,479,637	2,390,999	(a)(e)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (6.500% to 4/25/25 then 7.500%)	6.500%	4/25/61	2,580,000	2,383,711	(a)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.585%	11/15/38	2,030,256	2,023,944	(a)(e)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	574,164	572,529	(a)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	8.036%	4/15/38	1,929,416	1,918,674	(a)(e)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	7.385%	5/15/38	2,080,000	2,054,010	(a)(e)
Morgan Stanley Capital Trust, 2015-UBS8 C	4.710%	12/15/48	750,000	661,990	(e)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	660,000	588,902
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.205%	10/15/54	8,917,002	455,351	(e)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	5.931%	4/25/35	875,228	657,609	(e)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	808,914
MSWF Commercial Mortgage Trust, 2023-2 C	7.252%	12/15/56	1,240,000	1,262,013	(e)
Multifamily CAS Trust, 2019-01 M10 (30 Day Average SOFR + 3.364%)	8.694%	10/25/49	1,954,147	1,928,828	(a)(e)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	9.194%	3/25/50	1,766,518	1,747,677	(a)(e)
Multifamily Trust, 2016-1 B	4.387%	4/25/46	379,849	378,139	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,750,000	1,071,890	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	660,000	338,223	(a)(e)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	10.449%	3/15/39	750,000	725,393	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	35

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
New Residential Mortgage Loan Trust, 2017-5A B5	6.130%	6/25/57	794,601	$728,671	(a)(e)
New Residential Mortgage Loan Trust, 2024-NQM1 A1	6.129%	3/25/64	590,190	586,327	(a)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. Term SOFR + 0.420%)	2.059%	10/26/36	1,446,160	1,256,603	(a)(e)
Nomura Resecuritization Trust, 2015-8R 4A4	4.499%	11/25/47	1,354,724	1,146,614	(a)(e)
NYMT Loan Trust Series, 2024-BPL1 A1	7.154%	2/25/29	1,010,000	994,846	(a)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	802,218	796,930	(a)
PMT Credit Risk Transfer Trust, 2020-1R A (30 Day Average SOFR + 3.464%)	8.794%	2/25/25	942,449	938,849	(a)(e)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	8.030%	12/27/33	2,444,357	2,478,586	(a)(e)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A1	7.500%	2/25/30	2,430,000	2,415,003	(a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.835%	5/15/38	1,570,000	1,427,249	(a)(e)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	7.271%	1/15/39	3,180,000	3,141,492	(a)(e)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	6,190,000	3,716,935	(a)(e)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	1,450,000	6,864	(a)(e)
Structured Asset Mortgage Investments Trust, 2006-AR5 2A1 (1 mo. Term SOFR + 0.534%)	5.851%	5/25/46	117,150	80,274	(e)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	5.781%	4/25/35	1,290,710	1,122,442	(a)(e)
Towd Point Mortgage Trust, 2015-1 B1	4.578%	10/25/53	1,230,000	1,139,382	(a)(e)
Towd Point Mortgage Trust, 2015-2 1B3	3.730%	11/25/60	2,540,000	2,152,247	(a)(e)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,885,000	2,170,510	(a)(e)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	580,474	542,758

See Notes to Schedule of Investments.

36	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	75,985	$74,314
Verus Securitization Trust, 2022-INV1 B1	5.841%	8/25/67	2,500,000	2,362,277	(a)(e)
Verus Securitization Trust, 2023-4 B1	8.182%	5/25/68	1,050,000	1,041,670	(a)(e)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	1,345,090	1,345,825	(a)
Verus Securitization Trust, 2024-1 A3	6.118%	1/25/69	2,946,879	2,918,109	(a)
Verus Securitization Trust, 2024-INV1 A3	6.470%	3/25/69	3,075,730	3,061,810	(a)
Waikiki Beach Hotel Trust, 2019-WBM D (1 mo. Term SOFR + 2.327%)	7.648%	12/15/33	1,310,000	1,284,132	(a)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	5.971%	12/25/45	24,301	23,651	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	6.089%	2/25/46	332,993	285,949	(e)
WB Commercial Mortgage Trust, 2024-HQ D	8.278%	3/15/40	650,000	654,097	(a)(e)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	1,810,000	1,767,367

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $229,497,547)				212,531,689

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 10.6%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.325%	4/20/36	580,000	584,071	(a)(e)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	8.217%	1/17/32	1,450,000	1,438,385	(a)(e)
ALM Ltd., 2020-1A D (3 mo. Term SOFR + 6.262%)	11.590%	10/15/29	2,160,000	2,161,422	(a)(e)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.791%	1/15/37	980,000	979,525	(a)(e)
Apidos CLO, 2013-12A AR (3 mo. Term SOFR + 1.342%)	6.670%	4/15/31	213,208	213,486	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	37

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Apidos CLO, 2015-22A DR (3 mo. Term SOFR + 7.012%)	12.336%	4/20/31	1,000,000	$994,779	(a)(e)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	8.990%	4/15/34	2,750,000	2,758,509	(a)(e)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,494,517	(a)
Bain Capital Credit CLO Ltd., 2023-1A AN (3 mo. Term SOFR + 1.830%)	7.158%	4/16/36	2,630,000	2,655,280	(a)(e)
Balboa Bay Loan Funding Ltd., 2022-1A D (3 mo. Term SOFR + 4.000%)	9.325%	4/20/34	1,080,000	1,080,104	(a)(e)
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	8.536%	10/20/30	1,540,000	1,548,389	(a)(e)
Barings CLO Ltd., 2016-2A ER2 (3 mo. Term SOFR + 6.762%)	12.086%	1/20/32	500,000	497,997	(a)(e)
Barings CLO Ltd., 2020-4A E (3 mo. Term SOFR + 5.942%)	11.266%	1/20/32	1,500,000	1,503,177	(a)(e)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	9.235%	4/24/34	2,150,000	2,099,248	(a)(e)
Birch Grove CLO Ltd., 19A D1RR (3 mo. Term SOFR + 3.850%)	9.172%	7/17/37	1,250,000	1,250,000	(a)(e)(f)(g)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	496,803	438,062	(a)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.118%	4/19/34	1,380,000	1,362,097	(a)(e)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.031%	7/25/36	2,244,983	1,964,068	(a)(e)
Buckhorn Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.382%)	6.709%	7/18/34	3,190,000	3,192,325	(a)(e)
Buckhorn Park CLO Ltd., 2019-1A DR (3 mo. Term SOFR + 3.362%)	8.689%	7/18/34	700,000	695,084	(a)(e)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.672%)	12.000%	4/15/34	2,370,000	2,292,903	(a)(e)
Carlyle Global Market Strategies CLO Ltd., 2015-1A DR3 (3 mo. Term SOFR + 3.212%)	8.536%	7/20/31	880,000	865,653	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. Term SOFR + 3.962%)	9.286%	7/20/31	660,000	651,341	(a)(e)

See Notes to Schedule of Investments.

38	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	7.525%	1/20/35	2,790,000	$2,797,512	(a)(e)
CIFC Funding Ltd., 2017-3A D1R (3 mo. Term SOFR + 3.700%)	9.025%	4/20/37	790,000	790,000	(a)(e)
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	560,000	526,976	(a)
Dryden Senior Loan Fund, 2016-43A ER3 (3 mo. Term SOFR + 6.662%)	11.986%	4/20/34	2,610,000	2,380,743	(a)(e)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. Term SOFR + 3.662%)	8.989%	7/18/30	750,000	751,551	(a)(e)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	7.242%	10/25/33	400,415	381,374	(e)
Flatiron CLO Ltd., 2018-1A C (3 mo. Term SOFR + 1.962%)	7.279%	4/17/31	1,700,000	1,708,898	(a)(e)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	12.720%	10/15/34	1,000,000	966,095	(a)(e)
Golub Capital Partners CLO Ltd., 2021-53A E (3 mo. Term SOFR + 6.962%)	12.286%	7/20/34	1,000,000	1,001,295	(a)(e)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.274%	4/25/36	570,000	574,553	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.540%	4/15/31	1,820,000	1,791,419	(a)(e)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	9.227%	4/17/34	1,520,000	1,506,870	(a)(e)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.286%	1/20/33	350,000	350,628	(a)(e)
Halsey Point CLO Ltd., 2019-1A F (3 mo. Term SOFR + 8.462%)	13.786%	1/20/33	290,000	263,723	(a)(e)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	1,968,869	220,057
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.376%	12/25/35	1,190,000	1,097,292	(e)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	10.575%	10/20/36	1,010,000	1,040,100	(a)(e)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	12.980%	4/15/34	700,000	692,972	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	39

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	6.706%	2/25/35	1,532,856	$1,492,064	(e)
Madison Park Funding Ltd., 2019-35A ER (3 mo. Term SOFR + 6.362%)	11.686%	4/20/32	1,600,000	1,609,515	(a)(e)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.924%	10/25/33	2,020,000	2,047,782	(a)(e)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	9.116%	1/20/32	1,400,000	1,359,878	(a)(e)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	6.581%	8/25/37	1,632,687	1,366,463	(e)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. Term SOFR + 0.939%)	6.256%	12/25/33	1,384,544	1,357,653	(e)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	6.241%	4/25/34	1,632,115	1,599,156	(e)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.710%	7/15/31	580,000	559,812	(a)(e)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	9.519%	4/15/34	2,090,000	2,073,752	(a)(e)
MVW LLC, 2021-1WA D	3.170%	1/22/41	412,850	378,142	(a)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	5.811%	3/26/35	1,020,479	924,730	(e)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	5.931%	7/27/37	3,000,000	2,265,308	(e)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	5.721%	1/25/33	426,246	403,044	(e)
Neuberger Berman CLO Ltd., 2014-18A DR2 (3 mo. Term SOFR + 6.182%)	11.506%	10/21/30	1,000,000	997,953	(a)(e)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.490%	4/15/34	1,575,000	1,572,479	(a)(e)

See Notes to Schedule of Investments.

40	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A E (3 mo. Term SOFR + 6.262%)	11.589%	10/16/34	1,990,000	$2,001,646	(a)(e)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.040%	10/13/31	1,520,000	1,481,992	(a)(e)
Ocean Trails CLO, 2020-10A ER (3 mo. Term SOFR + 7.832%)	13.160%	10/15/34	1,750,000	1,742,737	(a)(e)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.325%	1/20/35	2,450,000	2,456,905	(a)(e)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	9.021%	4/26/36	1,250,000	1,255,677	(a)(e)
OCP CLO Ltd., 2023-27A DR (3 mo. Term SOFR + 3.350%)	8.674%	7/16/35	2,090,000	2,090,000	(a)(e)(g)
Octagon Investment Partners Ltd., 2017-1A D (3 mo. Term SOFR + 3.662%)	8.990%	7/15/29	1,250,000	1,254,469	(a)(e)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.646%	1/20/31	993,252	997,471	(a)(e)
OHA Loan Funding Ltd., 2013-1A DR2 (3 mo. Term SOFR + 3.312%)	8.638%	7/23/31	1,540,000	1,540,000	(a)(e)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	6.361%	8/25/35	1,050,000	850,891	(e)
Origen Manufactured Housing Contract Trust, 2006-A A2	7.012%	10/15/37	181,771	162,144	(e)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	8.329%	4/15/31	1,960,000	1,969,709	(a)(e)
Parallel Ltd., 2017-1A CR (3 mo. Term SOFR + 2.262%)	7.586%	7/20/29	1,000,000	1,000,708	(a)(e)
Peace Park CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.262%)	11.586%	10/20/34	1,250,000	1,256,283	(a)(e)
Pioneer Aircraft Finance Ltd., 2019-1 A	3.967%	6/15/44	985,253	912,447	(a)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,237,406	955,989
RAD CLO Ltd., 2023-21A D (3 mo. Term SOFR + 4.400%)	9.724%	1/25/33	1,240,000	1,244,168	(a)(e)
Renew, 2024-1A B	9.001%	11/20/59	1,261,000	1,241,673	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	41

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
RR Ltd., 2021-18A D (3 mo. Term SOFR + 6.512%)	11.840%	10/15/34	3,090,000	$3,105,132	(a)(e)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.836%	7/20/34	1,820,000	1,821,341	(a)(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	297,512	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	511,918	434,555	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.651%	2/25/36	3,102,263	88,470	(a)(e)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,705,597	1,356,463	(a)
Symphony CLO Ltd., 2018-20A E (3 mo. Term SOFR + 6.552%)	11.879%	1/16/32	2,250,000	2,216,172	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. Term SOFR + 3.362%)	8.690%	10/13/32	480,000	468,948	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. Term SOFR + 7.012%)	12.340%	10/13/32	2,830,000	2,691,521	(a)(e)
Trinitas CLO Ltd., 2023-26A C (3 mo. Term SOFR + 2.950%)	8.275%	1/20/35	1,670,000	1,683,807	(a)(e)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	9.545%	4/18/37	2,320,000	2,327,096	(a)(e)
Valley Stream Park CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.150%)	9.475%	10/20/34	1,480,000	1,489,950	(a)(e)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	12.536%	4/20/34	2,750,000	2,640,553	(a)(e)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. Term SOFR + 0.284%)	5.601%	7/25/47	4,241,237	3,001,613	(e)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	9.823%	4/20/37	1,360,000	1,359,938	(a)(e)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	7.475%	4/20/36	2,920,000	2,951,228	(a)(e)
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	9.240%	10/15/31	790,000	784,073	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $134,534,252)				127,703,492

See Notes to Schedule of Investments.

42	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 6.4%
Angola - 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000		$698,426	(a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	940,000		784,778	(c)

Total Angola					1,483,204

Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374		31,542
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	733,878		426,390
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	8,279,531		3,674,042	(a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,032,119		901,753	(c)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	473,343		433,140	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561		510,049	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	330,000		264,000	(c)

Total Argentina					6,240,916

Bahamas - 0.1%
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	910,000		877,900	(c)

Brazil - 0.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	32,152,000	BRL	5,729,045

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	300,000		286,173	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	660,000		591,787	(c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,010,000		1,764,779	(c)

Total Dominican Republic					2,642,739

Ecuador - 0.0%††
Ecuador Government International Bond, Senior Notes, Step bond (3.500% to 7/31/24 then 5.500%)	3.500%	7/31/35	500,000		275,853	(c)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	43

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.2%
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	1,170,000		$1,043,599	(c)
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	1,060,000		863,398	(c)

Total Egypt					1,906,997

El Salvador - 0.1%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	270,000		240,444	(c)
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	670,000		600,076	(a)

Total El Salvador					840,520

Ethiopia - 0.0%††
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	850,000		602,021	*(c)(p)

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	1,470,000		963,070	(c)

Ivory Coast - 0.4%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	3,800,000		3,646,043	(a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	910,000		872,417	(a)

Total Ivory Coast					4,518,460

Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	124,500,000	JMD	842,070

Jordan - 0.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	1,890,000		1,888,662	(a)
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	850,000		839,711	(c)

Total Jordan					2,728,373

Kenya - 0.4%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	3,640,000		3,653,650	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	840,000		667,094	(c)

Total Kenya					4,320,744

See Notes to Schedule of Investments.

44	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.2%
Mexican Bonos, Bonds	5.750%	3/5/26	56,370,000	MXN	$3,021,341
Mexican Bonos, Senior Notes	8.500%	5/31/29	149,100,000	MXN	8,170,810
Mexican Bonos, Senior Notes	7.750%	11/23/34	234,420,000	MXN	11,723,360
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	710,000		577,391
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,490,000		2,402,936
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,240,000		983,386

Total Mexico					26,879,224

Mozambique - 0.0%††
Mozambique International Bond, Senior Notes	9.000%	9/15/31	700,000		590,257	(c)

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,420,000		1,250,057	(c)

Senegal - 0.1%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	830,000		702,929	(c)

Sri Lanka - 0.0%††
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	870,000		496,046	*(c)(p)

Supranational - 0.9%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	954,000,000	INR	11,443,361

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	3,470,000		870,276	*(c)(p)

Uzbekistan - 0.1%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	900,000		719,545	(c)

TOTAL SOVEREIGN BONDS (Cost - $76,975,852)					76,923,607

CONVERTIBLE BONDS & NOTES - 0.6%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp., Senior Notes	0.000%	12/15/25	5,070,000		3,713,775
Gannett Co. Inc., Senior Secured Notes	6.000%	12/1/27	360,000		322,560	(a)

TOTAL COMMUNICATION SERVICES					4,036,335

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	45

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	2,400,000		$1,998,000

HEALTH CARE - 0.1%
Health Care Technology - 0.1%
Multiplan Corp., Senior Notes (6.000% Cash or 7.000% PIK)	6.000%	10/15/27	1,880,000		1,334,825	(a)(b)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $7,936,746)					7,369,160

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Equitrans Midstream Corp. (3 mo. USD LIBOR + 8.150%) (Cost - $1,810,610)	13.740%		81,586		1,835,685	(e)

		MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes (Cost - $693,845)	3.875%	7/2/40	26,992,920	UYU	761,164

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			44,473		377,576

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388		220,776	*(f)(l)

TOTAL COMMON STOCKS (Cost - $515,340)					598,352

See Notes to Schedule of Investments.

46	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
E-mini S&P 500 Index Futures, Put @ $4,800.000		5/17/24	39	9,819,596	$16,380
E-mini S&P 500 Index Futures, Put @ $4,800.000		6/21/24	46	11,582,087	76,475
E-mini S&P 500 Index Futures, Put @ $4,900.000		6/21/24	21	5,287,474	53,288

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $246,123)					146,143

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Brazilian Real, Put @ 5.118BRL	Goldman Sachs Group Inc.	6/13/24	4,606,000	4,606,000	31,503
U.S. Dollar/Brazilian Real, Put @ 5.188BRL	Citibank N.A.	6/14/24	3,347,927	3,347,927	42,281
U.S. Dollar/ Canadian Dollar, Put @ 1.365CAD	Bank of America N.A.	6/17/24	5,058,000	5,058,000	21,250

TOTAL OTC PURCHASED OPTIONS (Cost - $111,958)					95,034

TOTAL PURCHASED OPTIONS (Cost - $358,081)					241,177

		RATE	MATURITY DATE	FACE AMOUNT†
MORTGAGE-BACKED SECURITIES - 0.0%††
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)		6.000%	12/1/52	77,348	77,367
Federal Home Loan Mortgage Corp. (FHLMC) Gold		7.000%	8/1/30	1,704	1,714
Federal Home Loan Mortgage Corp. (FHLMC) Gold		6.500%	11/1/31	189	194

Total FHLMC					79,275

FNMA - 0.0%††
Federal National Mortgage Association (FNMA)		7.000%	8/1/29-4/1/31	1,712	1,748
Federal National Mortgage Association (FNMA)		6.500%	11/1/52	85,612	87,121

Total FNMA					88,869

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $170,902)					168,144

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	47

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	April 30, 2024

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $45,244)		5/28/28	47,253	$19,846	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,256,603,149)				1,201,086,930

RATE			SHARES
SHORT-TERM INVESTMENTS - 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,450,724)	5.265%		2,450,724	2,450,724	(q)(r)

TOTAL INVESTMENTS - 99.9% (Cost - $1,259,053,873)				1,203,537,654
Other Assets in Excess of Liabilities - 0.1%				621,151

TOTAL NET ASSETS - 100.0%				$1,204,158,805

See Notes to Schedule of Investments.

48	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The maturity principal is currently in default as of April 30, 2024.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan has not settled as of April 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)

All or a portion of this loan is unfunded as of April 30, 2024. The interest rate for fully unfunded term loans is to be determined. At April 30, 2024, the total principal amount and market value of unfunded commitments totaled $703,000 and $709,505, respectively.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Value is less than $1.

(p)	The coupon payment on this security is currently in default as of April 30, 2024.

(q)	Rate shown is one-day yield as of the end of the reporting period.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $2,450,724 and the cost was $2,450,724 (Note 2).

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	49

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CD	— Certificate of Deposit
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
INR	— Indian Rupee
IO	— Interest Only
JMD	— Jamaican Dollar
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MFA	— Municipal Finance Authority
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UYU	— Uruguayan Peso

At April 30, 2024, the Fund had the following written options contracts:

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/Canadian Dollar, Put	Citibank N.A.	6/17/24	1.355	CAD	2,529,000	2,529,000	$(5,303)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	6/3/24	16.796	MXN	4,767,746	4,767,746	(16,882)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $38,123)							$(22,185)

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
MXN	— Mexican Peso

See Notes to Schedule of Investments.

50	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

At April 30, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	200	3/25	$48,311,320	$47,470,000	$(841,320)
3-Month SONIA	147	9/24	43,338,630	43,583,585	244,955
3-Month SONIA	4	3/25	1,184,080	1,189,759	5,679
Australian 10-Year Bonds	91	6/24	6,874,417	6,633,648	(240,769)
Euro-Bund	276	6/24	38,956,889	38,314,700	(642,189)
U.S. Treasury 2-Year Notes	1,039	6/24	212,837,649	210,559,844	(2,277,805)
U.S. Treasury 5-Year Notes	1,085	6/24	115,746,517	113,645,276	(2,101,241)
U.S. Treasury 10-Year Notes	786	6/24	86,456,018	84,445,875	(2,010,143)
U.S. Treasury Long-Term Bonds	73	6/24	8,652,908	8,308,313	(344,595)
U.S. Treasury Ultra 10-Year Notes	88	6/24	10,049,058	9,699,250	(349,808)
U.S. Treasury Ultra Long-Term Bonds	446	6/24	56,620,291	53,324,875	(3,295,416)
United Kingdom Long Gilt Bonds	216	6/24	26,679,889	25,851,290	(828,599)

					(12,681,251)

Contracts to Sell:
3-Month SOFR	91	6/24	21,515,462	21,534,013	(18,551)
Euro-Bobl	19	6/24	2,382,094	2,360,828	21,266
Euro-Buxl	2	6/24	281,867	275,167	6,700

					9,415

Net unrealized depreciation on open futures contracts					$(12,671,836)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	51

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

At April 30, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,695,854	USD	1,269,573	Citibank N.A.	5/3/24	$19,453
USD	1,294,685	BRL	6,695,854	Citibank N.A.	5/3/24	5,660
BRL	2,960,000	USD	565,757	Morgan Stanley & Co. Inc.	5/3/24	4,076
BRL	9,211,733	USD	1,776,235	Morgan Stanley & Co. Inc.	5/3/24	(2,875)
BRL	18,867,587	USD	3,648,166	Morgan Stanley & Co. Inc.	5/3/24	(15,948)
USD	572,335	BRL	2,960,000	Morgan Stanley & Co. Inc.	5/3/24	2,502
USD	1,781,147	BRL	9,211,733	Morgan Stanley & Co. Inc.	5/3/24	7,786
USD	3,687,597	BRL	18,867,587	Morgan Stanley & Co. Inc.	5/3/24	55,377
USD	1,773,000	BRL	9,239,989	Goldman Sachs Group Inc.	6/17/24	1,663
USD	1,871,000	CAD	2,575,806	Bank of America N.A.	6/18/24	(1,583)
USD	1,316,851	BRL	6,965,194	Citibank N.A.	6/18/24	(18,247)
EUR	800,000	USD	853,174	Bank of America N.A.	7/19/24	3,580
EUR	1,040,000	USD	1,108,051	Bank of America N.A.	7/19/24	5,729
EUR	1,400,000	USD	1,500,101	Bank of America N.A.	7/19/24	(782)
EUR	1,440,000	USD	1,538,753	Bank of America N.A.	7/19/24	3,404
EUR	1,930,000	USD	2,060,595	Bank of America N.A.	7/19/24	6,324
USD	592,475	EUR	550,000	Bank of America N.A.	7/19/24	3,457
USD	602,388	EUR	560,000	Bank of America N.A.	7/19/24	2,660
USD	602,432	EUR	560,000	Bank of America N.A.	7/19/24	2,704
USD	1,193,144	EUR	1,110,000	Bank of America N.A.	7/19/24	4,398
USD	1,194,943	EUR	1,110,000	Bank of America N.A.	7/19/24	6,196
USD	19,645,165	EUR	18,383,884	Bank of America N.A.	7/19/24	(42,920)
CAD	670,000	USD	487,239	BNP Paribas SA	7/19/24	105
CAD	3,430,000	USD	2,494,174	BNP Paribas SA	7/19/24	738
JPY	56,102,999	USD	375,262	BNP Paribas SA	7/19/24	(15,205)
NOK	13,350,000	USD	1,217,046	BNP Paribas SA	7/19/24	(12,816)
NOK	53,243,859	USD	4,882,613	BNP Paribas SA	7/19/24	(79,779)
AUD	29,938,064	USD	19,563,447	Citibank N.A.	7/19/24	(124,511)
GBP	630,000	USD	782,489	Citibank N.A.	7/19/24	5,076
GBP	630,000	USD	780,110	Citibank N.A.	7/19/24	7,455
USD	575,109	AUD	880,000	Citibank N.A.	7/19/24	3,720
USD	1,153,868	AUD	1,760,000	Citibank N.A.	7/19/24	11,091
USD	1,025,683	GBP	820,000	Citibank N.A.	7/19/24	599
USD	1,027,042	GBP	820,000	Citibank N.A.	7/19/24	1,958
USD	1,276,807	GBP	1,024,000	Citibank N.A.	7/19/24	(3,298)
USD	2,049,244	GBP	1,640,000	Citibank N.A.	7/19/24	(924)
USD	25,197,243	GBP	20,085,198	Citibank N.A.	7/19/24	88,684
MXN	5,790,000	USD	343,713	JPMorgan Chase & Co.	7/19/24	(10,054)
MXN	59,420,000	USD	3,522,200	JPMorgan Chase & Co.	7/19/24	(98,026)
USD	6,124,879	CNH	44,240,000	JPMorgan Chase & Co.	7/19/24	574

See Notes to Schedule of Investments.

52	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	707,852	MXN	11,815,472	JPMorgan Chase & Co.	7/19/24	$26,967
USD	1,624,695	MXN	27,000,000	JPMorgan Chase & Co.	7/19/24	68,777
BRL	18,867,587	USD	3,659,275	Morgan Stanley & Co. Inc.	7/19/24	(54,348)
BRL	66,129,104	USD	12,944,156	Morgan Stanley & Co. Inc.	7/19/24	(309,230)
CAD	2,120,000	USD	1,540,413	Morgan Stanley & Co. Inc.	7/19/24	1,631
CAD	2,120,000	USD	1,538,193	Morgan Stanley & Co. Inc.	7/19/24	3,852
CAD	2,230,000	USD	1,618,939	Morgan Stanley & Co. Inc.	7/19/24	3,117
MXN	8,560,000	USD	489,285	Morgan Stanley & Co. Inc.	7/19/24	3,998
USD	1,404,072	CAD	1,919,815	Morgan Stanley & Co. Inc.	7/19/24	7,638

Net unrealized depreciation on open forward foreign currency contracts						$(419,597)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar

At April 30, 2024, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	94,720,000	BRL	1/2/29	BRL-CDI**	10.230%**	$(678,059)	—	$(678,059)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(611,918)	$24,873	$(636,791)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	53

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(1,078,110)	$52,938	$(1,131,048)
	39,245,000	MXN	3/1/30	28-Day MXN TIIE - Banxico every 28 days	8.970% every 28 days	(69,464)	—	(69,464)

Total						$(1,759,492)	$77,811	$(1,837,303)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 5.472%, due 11/16/24)	1,790,000	EUR	12/20/24	0.342%	1.000% quarterly	$8,011	$2,636	$5,375

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2024[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Mercedes-Benz Group AG, 1.000%, due 11/15/27)	1,790,000	EUR	12/20/24	0.130%	1.000% quarterly	$(10,612)	$(5,030)	$(5,582)

See Notes to Schedule of Investments.

54	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Co., 4.346%, due 12/8/26	$3,110,000	6/20/26	0.563%	5.000% quarterly	$279,878	$192,940	$86,938
Ford Motor Co., 4.346%, due 12/8/26	2,820,000	6/20/29	1.545%	5.000% quarterly	430,629	424,642	5,987
Nordstrom Inc., 6.950%, due 3/15/28	896,000	12/20/28	3.714%	1.000% quarterly	(93,786)	(119,447)	25,661

Total	$6,826,000				$616,721	$498,135	$118,586

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2024[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
General Motors Co., 4.200%, due 10/1/27	$3,110,000	6/20/26	0.307%	5.000% quarterly	$(296,793)	$(259,109)	$(37,684)
General Motors Co., 4.200%, due 10/1/27	2,820,000	6/20/29	1.090%	5.000% quarterly	(494,381)	(492,969)	(1,412)
Macy’s Retail Holdings LLC, 4.500%, due 12/15/34	896,000	12/20/28	3.136%	1.000% quarterly	75,090	110,915	(35,825)

Total	$6,826,000				$(716,084)	$(641,163)	$(74,921)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.42 Index	$5,608,000	6/20/29	5.000% quarterly	$329,512	$383,018	$(53,506)

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	55

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	$45,163	8/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$(129,438)	—	$(129,438)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

56	Western Asset Income Fund 2024 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.240%
BRL-CDI	10.650%
Daily SOFR Compound	5.340%

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazilian Cetip InterBank Deposit Rate
EUR	— Euro
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report	57

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

58	Western Asset Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Income Fund 2024 Quarterly Report	59

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$525,583,513	—	$525,583,513
Senior Loans:
Consumer Discretionary	—	40,385,113	$2,809,845	43,194,958
Financials	—	48,425,806	7,422,802	55,848,608
Industrials	—	47,064,743	5,437,748	52,502,491
Information Technology	—	36,516,209	3,822,759	40,338,968
Materials	—	—	1,230,486	1,230,486
Other Senior Loans	—	54,235,590	—	54,235,590
Collateralized Mortgage Obligations	—	212,531,689	—	212,531,689
Asset-Backed Securities	—	127,703,492	—	127,703,492
Sovereign Bonds	—	76,923,607	—	76,923,607
Convertible Bonds & Notes	—	7,369,160	—	7,369,160
Convertible Preferred Stocks	—	1,835,685	—	1,835,685
Non-U.S. Treasury Inflation Protected Securities	—	761,164	—	761,164
Common Stocks:
Energy	$377,576	—	—	377,576
Materials	—	—	220,776	220,776
Purchased Options:
Exchange-Traded Purchased Options	146,143	—	—	146,143
OTC Purchased Options	—	95,034	—	95,034
Mortgage-Backed Securities	—	168,144	—	168,144
Warrants	—	19,846	—	19,846

Total Long-Term Investments	523,719	1,179,618,795	20,944,416	1,201,086,930

Short-Term Investments†	2,450,724	—	—	2,450,724

Total Investments	$2,974,443	$1,179,618,795	$20,944,416	$1,203,537,654

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Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$278,600	—	—	$278,600
Forward Foreign Currency Contracts††	—	$370,949	—	370,949
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	8,011	—	8,011
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	118,586	—	118,586

Total Other Financial Instruments	$278,600	$497,546	—	$776,146

Total	$3,253,043	$1,180,116,341	$20,944,416	$1,204,313,800

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$22,185	—	$22,185
Futures Contracts††	$12,950,436	—	—	12,950,436
Forward Foreign Currency Contracts††	—	790,546	—	790,546
OTC Interest Rate Swaps	—	678,059	—	678,059
Centrally Cleared Interest Rate Swaps††	—	1,837,303	—	1,837,303
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	10,612	—	10,612
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	74,921	—	74,921
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	53,506	—	53,506
OTC Total Return Swaps	—	129,438	—	129,438

Total	$12,950,436	$3,596,570	—	$16,547,006

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

Western Asset Income Fund 2024 Quarterly Report	61

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2023	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Consumer Discretionary	$7,227,053	$10,843	$9,870	$146,229	—
Financials	8,520,813	13,005	(458,340)	631,099	$1,966,367
Health Care	2,880,755	10,321	399	7,542	—
Industrials	5,256,931	6,417	34,252	40,384	1,252,726
Information Technology	5,415,762	12,851	7,160	80,500	1,775,750
Materials	1,197,646	—	—	32,840	—
Convertible Preferred Stocks:
Energy	10,052,339	—	949,379	97,271	—
Common Stocks:
Materials	289,163	—	—	(68,387)	—

Total	$40,840,462	$53,437	$542,720	$967,478	$4,994,843

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of April 30, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2024[1]
Senior Loans:
Consumer Discretionary	$(795,488)	—	$(3,788,662)	$2,809,845	$162,228
Financials	(2,467,713)	—	(782,429)	7,422,802	144,208
Health Care	(21,977)	—	(2,877,040)	—	—
Industrials	(1,152,962)	—	—	5,437,748	67,525
Information Technology	(1,641,253)	—	(1,828,011)	3,822,759	43,364
Materials	—	—	—	1,230,486	32,840
Convertible Preferred Stocks:
Energy	(11,098,989)	—	—	—	—
Common Stocks:
Materials	—	—	—	$220,776	$(68,387)

Total	$(17,178,382)	—	$(9,276,142)	$20,944,416	$381,778

62	Western Asset Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended April 30, 2024. The following transactions were effected in such companies for the period ended April 30, 2024.

	Affiliate
	Value at
	July 31,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$383,164	—	—	$390,000	390,000
Western Asset Premier Institutional Government Reserves, Premium Shares	6,593,603	$256,911,186	256,911,186	261,054,065	261,054,065

	$6,976,767	$256,911,186		$261,444,065

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Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	—	$22,581	$6,836	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	286,613	—	$2,450,724

	—	$309,194	$6,836	$2,450,724

64	Western Asset Income Fund 2024 Quarterly Report